N-2	Mar. 31, 2025
Cover [Abstract]
Entity Central Index Key	0001687898
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Versus Capital Real Assets Fund LLC
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Interval Fund

Shares are not redeemable. The Fund is operated as an interval fund and, as such, has established a repurchase policy pursuant to Rule 23c-3 under the Investment Company Act that provides that each quarterly period the Fund will offer to repurchase not less than 5% nor more than 25% of the Fund’s outstanding Shares. The Fund will not be required to repurchase Shares at a shareholder’s option nor will Shares be exchangeable for units, interests or shares of any investment of the Fund. As a result, an investor may not be able to sell or otherwise liquidate his, her or its Shares, whenever such investor would prefer. The Fund is intended for long-term investors and the liquidity risk may be greater for investors expecting to sell their Shares in a relatively short period after purchase.

If and to the extent that a public trading market ever develops for the Shares, shares of closed-end investment companies frequently trade at a discount from their NAV per Share and initial offering prices. For those investors that cannot bear risk of loss or relative lack of liquidity, investment in the Fund may not be suitable. The Shares are appropriate only for those investors who can tolerate risk and do not require a liquid investment. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. See “Quarterly Repurchases of Shares”, “Risk Factors – Interval Fund Risk” and “– Liquidity Risk.”

Interval Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interval Fund

Shares are not redeemable. The Fund is operated as an interval fund and, as such, has established a repurchase policy pursuant to Rule 23c-3 under the Investment Company Act that provides that each quarterly period the Fund will offer to repurchase not less than 5% nor more than 25% of the Fund’s outstanding Shares. The Fund will not be required to repurchase Shares at a shareholder’s option nor will Shares be exchangeable for units, interests or shares of any investment of the Fund. As a result, an investor may not be able to sell or otherwise liquidate his, her or its Shares, whenever such investor would prefer. The Fund is intended for long-term investors and the liquidity risk may be greater for investors expecting to sell their Shares in a relatively short period after purchase.

If and to the extent that a public trading market ever develops for the Shares, shares of closed-end investment companies frequently trade at a discount from their NAV per Share and initial offering prices. For those investors that cannot bear risk of loss or relative lack of liquidity, investment in the Fund may not be suitable. The Shares are appropriate only for those investors who can tolerate risk and do not require a liquid investment. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. See “Quarterly Repurchases of Shares”, “Risk Factors – Interval Fund Risk” and “– Liquidity Risk.”